GoodWill	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Abstract]
GOODWILL

6.      GOODWILL

The Group has three operating segments as of June 30, 2021. The carrying amount of goodwill allocated to co-working space, marketing and branding and others reporting units as of June 30, 2021 was RMB1,131,154, RMB133,523 and RMB268,808, respectively.

8.      GOODWILL

Goodwill consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning Balance	1,419,018	1,533,485
Acquisitions	114,467	—
Ending Balance	1,533,485	1,533,485

The Group has three operating segments as of December 31, 2020. The carrying amount of goodwill allocated to co-working space, marketing and branding and others reporting units as of December 31, 2020 was RMB1,131,154, RMB133,523 and RMB268,808, respectively.